Pension, Savings, And Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension, Savings, And Other Employee Benefits [Abstract]
Schedule Of Actuarial Assumptions Used In The Defined Benefit Pension Plan And The Other Employee Benefit Plans

	Benefit Obligations			Net Periodic Benefit Cost
	2011	2010	2009	2011	2010	2009

Discount rate
Qualified pension	5.10%	5.70%	6.05%	5.70%	6.05%	6.85%
Nonqualified pension	4.75%	5.10%	5.55%	5.10%	5.55%	6.90%
Other nonqualified pension	4.40%	4.75%	5.35%	4.75%	5.35%	6.95%
Postretirement benefit	4.75%	5.25%	5.65%	5.25%	5.65%	6.90%

Expected long-term rate of return
Qualified pension/postretirement benefits	6.90%	8.00%	8.05%	8.00%	8.05%	8.42%
Postretirement benefit (retirees prior to January 1, 1993)	4.49%	5.20%	5.23%	5.20%	5.23%	5.47%

Rate of compensation increase	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%

Schedule Of Assumed Health Care Cost Trend Rates Used In Other Employee Benefit Plan

	2011		2010

Assumed health care cost trend rates on December 31	Participants under age 65	Participants 65 years and older	Participants under age 65	Participants 65 years and older

Health care cost trend rate assumed for next year	8.00%	8.00%	8.50%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2017	2017	2017	2017

Schedule Of Health Care Cost Trend Rate Assumption Has A Significant Effect On The Amounts Reported

(Dollars in thousands)	1% Increase	1% Decrease

Adjusted total service and interest cost components	$1,050	$(995)
Adjusted postretirement benefit obligation at end of plan year	16,574	(15,374)

Schedule Of Components Of Net Periodic Benefit Cost

The components of net periodic benefit cost for the plan years 2011, 2010 and 2009 are as follows:

(Dollars in thousands)	Total Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009

Components of net periodic benefit cost
Service cost	$15,358	$15,225	$14,167	$542	$515	$971
Interest cost	32,823	31,441	31,766	2,213	2,277	3,194
Expected return on plan assets	(46,885)	(47,534)	(46,327)	(1,188)	(1,161)	(1,133)
Amortization of unrecognized:
Transition (asset)/obligation	-	-	-	986	987	987
Prior service cost/(credit)	417	419	758	(9)	(8)	1,437
Actuarial (gain)/loss	21,219	14,771	8,262	(1,057)	(1,048)	(836)

Net periodic benefit cost	22,932	14,322	8,626	1,487	1,562	4,620

ASC 715 curtailment/settlement expense (a)	-	-	2,867	-	-	-
ASC 715 special termination benefits	258	-	-	-	-	-

Total periodic benefit costs	$23,190	$14,322	$11,493	$1,487	$1,562	$4,620

(a)	2009 includes curtailment expense reflecting management's decision to cease benefit accruals as of December 31, 2012.

Schedule Of Plans' Benefit Obligations And Plan Assets

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Change in Benefit Obligation
Benefit obligation, beginning of year	$589,715	$533,475	$41,274	$41,726
Service cost	15,358	15,225	542	515
Interest cost	32,823	31,441	2,213	2,277
Plan amendments	-	1,030	-	-
Actuarial (gain)/loss	53,671	29,546	3,722	(1,716)
Actual benefits paid	(21,769)	(21,002)	(2,164)	(1,868)
Expected Medicare Part D reimbursement	-	-	281	340
Special termination benefits	258	-	-	-

Benefit obligation, end of year	$670,056	$589,715	$45,868	$41,274

Change in Plan Assets
Fair value of plan assets, beginning of year	$549,616	$496,330	$16,273	$15,923
Actual return on plan assets	44,272	70,172	331	1,820
Employer contributions	3,671	4,116	175	398
Actual benefits paid – settlement payments	-	-	(2,164)	(1,868)
Actual benefits paid – other payments	(21,769)	(21,002)	-	-

Fair value of plan assets, end of year	$575,790	$549,616	$14,615	$16,273

Funded status of the plans	$(94,266)	$(40,099)	$(31,253)	$(25,001)

Additional Amounts Recognized in the Statements of Financial Condition
Other assets	$-	$12,247	$-	$1,136
Other liabilities	(94,266)	(52,346)	(31,253)	(26,137)

Net asset/(liability) at end of year	$(94,266)	$(40,099)	$(31,253)	$(25,001)

Schedule Of Balances Reflected In Accumulated Other Comprehensive Income On Pre-Tax Basis

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Amounts Recognized in Accumulated Other Comprehensive Income
Net transition (asset)/obligation	$-	$-	$736	$1,725
Prior service cost/(credit)	1,678	2,095	630	621
Net actuarial (gain)/loss	324,081	289,016	(7,472)	(13,111)

Total	$325,759	$291,111	$(6,106)	$(10,765)

Schedule Of Amounts Recognized In Other Comprehensive Income

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$56,374	$6,908	$4,579	$(2,375)
Prior service cost arising during measurement period	-	1,030	-	-
Items amortized during the measurement period:
Net transition (asset)/obligation	-	-	(986)	(987)
Prior service (credit)/cost	(417)	(419)	9	8
Net actuarial (gain)/loss	(21,219)	(14,771)	1,057	1,048

Total recognized in other comprehensive income	$34,738	$(7,252)	$4,659	$(2,306)

Schedule Of Estimated Net Actuarial (Gain)/Loss, Prior Service Cost/(Credit), And Transition (Asset)/Obligation

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Net transition obligation	$-	$-	$736	$986
Prior service cost/(credit)	398	417	(9)	(9)
Net actuarial (gain)/loss	35,297	20,107	(611)	(1,039)

Schedule Of Expected Benefit Payment

(Dollars in thousands)	Pension Benefits	Other Benefits	Medicare Reimbursements

2012	$28,946	$2,342	$380
2013	27,892	2,452	418
2014	30,169	2,554	464
2015	32,616	2,649	505
2016	34,976	2,734	-
2017 – 2020	206,724	14,762	-

Schedule Of Fair Value Of Assets And Liabilities

(Dollars in thousands)	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$7,653	$-	$-	$7,653
Equity securities:
U.S. small capital	69,466	-	-	69,466
Mutual funds (a)	845	-	-	845
Fixed income securities:
U.S. treasuries	-	1,795	-	1,795
Corporate and foreign bonds	-	148,376	-	148,376
Common and collective funds:
Corporate and foreign bonds	-	151,346	-	151,346
U.S. large capital	-	133,030	-	133,030
International	-	63,279	-	63,279

Total	$77,964	$497,826	$-	$575,790

(Dollars in thousands)	December 31, 2010
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$6,064	$-	$-	$6,064
Equity securities:
U.S. small capital	94,885	-	-	94,885
Mutual funds (a)	1,226	-	-	1,226
Fixed income securities:
U.S. treasuries	-	656	-	656
Corporate and foreign bonds	-	111,879	-	111,879
Common and collective funds:
Corporate and foreign bonds	-	119,315	-	119,315
U.S. large capital	-	139,455	-	139,455
International	-	76,137	-	76,137

Total	$102,175	$447,442	$-	$549,617

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Primarily includes investments in small-cap equity securities.

Schedule Of Retiree Medical Plan Assets By Asset Category

(Dollars in thousands)	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$254	$-	$-	$254
Equity securities:
U.S. small capital	1,512	-	-	1,512
Mutual funds:
Equity mutual funds	7,599	-	-	7,599
Fixed income mutual funds	4,492	-	-	4,492
Fixed income securities:
U.S. treasuries	-	259	-	259
Corporate and foreign bonds	-	499	-	499

Total	$13,857	$758	$-	$14,615

(Dollars in thousands)	December 31, 2010
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$288	$-	$-	$288
Equity securities:
U.S. small capital	1,953	-	-	1,953
Mutual funds:
Equity mutual funds	8,564	-	-	8,564
Fixed income mutual funds	4,656	-	-	4,656
Fixed income securities:
U.S. treasuries	-	267	-	267
Corporate and foreign bonds	-	545	-	545

Total	$15,461	$812	$-	$16,273